COMMITMENTS (Details) - USD ($)		6 Months Ended
	Feb. 13, 2020	Jun. 30, 2020	Dec. 31, 2019
Deferred Underwriting Fees Payable Per Unit		$ 0.35	$ 0.35
Deferred Underwriting Fees Payable		$ 38,500,000	$ 35,000,000
Deferred Underwriting Discount Shares	$ 17,990,000
Deferred Underwriting Upfront Payment	$ 3,598,000
Debt Issuance Costs, Net		$ 0	$ 284,930
Conversion price		$ 1.00	$ 1.00
Merger agreement
Aggregate consideration		$ 5,678,000,000
Merger agreement | 8.500% Senior PIK Toggle Note Due 2022
Cash consideration		$ 1,521,000,000
Merger agreement | 8.500% Senior PIK Toggle Note Due 2022 | Minimum
Interest rate		8.50%
Merger agreement | 9.250% Senior PIK Toggle Note Due 2022
Cash consideration		$ 1,521,000,000
Merger agreement | 9.250% Senior PIK Toggle Note Due 2022 | Maximum
Interest rate		9.25%
Merger agreement | Common PIPE Investors
original issue discount for 2.5% Subscription		$ 250,000,000
original issue discount for 2.5% Subscription		$ 250,000,000
Merger agreement | Klein Group, LLC
share price per share		$ 10
issued or issuable equity interest		$ 15,000,000
Transaction fee		15,000,000
placement fee		15,500,000
Total fees		$ 8,000,000
Convertible Subscription Agreements | Convertible Notes
Debt Instrument, Term		7 years
Cash interest rate		6.00%
Interest rate for in-kind		7.00%
Convertible Subscription Agreements | Common PIPE Investors | Convertible Notes
Debt Instrument, Face Amount		$ 1,300,000,000
Class A Common Stock
Par value per share		$ 0.0001	$ 0.0001
Class A Common Stock | Merger agreement
Par value per share		0.0001
share price per share		$ 10.00
Class A Common Stock | Merger agreement | Common PIPE Warrants | Common PIPE Investors
Number of warrants for each share		0.5
Strike price of warrants		$ 12.50
Maturity period		5 years
Class A Common Stock | PIF Common Subscription Agreement | Common PIPE Investors
issued or issuable equity interest		$ 1,300,000,000
Class A Common Stock | Convertible Subscription Agreements | Convertible Notes
Conversion price		$ 13.00
Threshold percentage		130.00%
Number of trading days		20
Total number of trading days		30